Share Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2023 ¥ / shares $ / shares	Dec. 31, 2022 ¥ / shares $ / shares	Dec. 31, 2021 ¥ / shares $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	49.00%	47.80%	48.47%
Expected volatility, Maximum	51.00%	48.20%	48.70%
Risk-free interest rate (per annum), Minimum	2.40%	1.51%	1.35%
Risk-free interest rate (per annum), Maximum	2.97%	2.94%	1.62%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	$ 18.8	$ 19.43	$ 40.61
Fair value of share option	$ 18.1	$ 18.39	$ 39.98
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary shares	$ 32.19	$ 62.05	$ 109.73
Fair value of share option	$ 31.48	$ 61.01	$ 109.1